Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Payments due within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 36,976	€ 33,347
Nominal amount Foreign exchange swaps	7,990	8,683
Total	44,966	42,030
1-3 years
As of
Nominal amount Foreign exchange forwards	318	85
Nominal amount Foreign exchange swaps	230	579
Total	548	664
3-5 years
As of
Nominal amount Foreign exchange forwards	3	18
Nominal amount Foreign exchange swaps	0	39
Total	3	57
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	0
Nominal amount Foreign exchange swaps	0	0
Total	€ 0	€ 0